EQUITY BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
EQUITY BASED COMPENSATION
11	EQUITY BASED COMPENSATION

Equity based compensation is made up of the following:

	Three Months Ended March 31, 2016	Three Months Ended March 31, 2015

Stock issued for services rendered	$108,000	$-
	$108,000	$-

QPAGOS Corporation - Parent Company [Member]
EQUITY BASED COMPENSATION
11	EQUITY BASED COMPENSATION
  Equity based compensation is made up of the following:
	Year ended December 31, 2015	Year ended December 31, 2014

Stock issued for services rendered	166,715	-
	$166,715	$-